UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund

[photo of a wooden post with wooden arrows with city names written on them attached to the wooden post]

Semi-annual report for the six months ended May 31, 2010

Capital World Growth and Income FundSM seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	2.15%	2.01%	4.81%

The total annual fund operating expense ratio was 0.83% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 31 for details.

The fund’s 30-day yield for Class A shares as of June 30, 2010, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.63%.

Results for other share classes can be found on page 34.

Equity investments are subject to market fluctuations. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity, price volatility and political instability. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a wooden post with wooden arrows with city names written on them attached to the wooden post]

The rebound that propelled global stock markets in 2009 faltered in 2010, as mounting concerns about the debt burdens of Greece and a few other European countries dampened investor enthusiasm and diminished expectations for a broad global economic recovery. A significant strengthening of the U.S. dollar in 2010 further hampered returns on many international investments.

As a result of this challenging environment, Capital World Growth and Income Fund recorded a disappointing −9.0% total return for the six months ended May 31, 2010, the first half of its current fiscal year. The fund’s total return includes the reinvestment of any dividends paid. For the six months, the fund paid quarterly dividends totaling 33 cents a share, which includes a special dividend of 8 cents a share paid in December 2009. These dividends represent an income return of nearly 1.0%, or about 2.0% if annualized.

For the same six-month period, the unmanaged MSCI World Index recorded a total return of −4.7%, while the Lipper Global Funds Index (a peer group measure) posted a −3.5% return. Capital World Growth and Income Fund’s weaker relative return was due to its considerable exposure to Europe and the euro. Over longer time periods, however, the fund has delivered more favorable results, as shown in the table on page 1.

[Begin Sidebar]
Results at a glance
For periods ended May 31, 2010, with all distributions reinvested

	Total returns	Average annual total returns

				Lifetime
	1 year	5 years	10 years	(since 3/26/93)

Capital World Growth and
Income Fund (Class A shares)	10.09%	4.07%	5.98%	10.68%
MSCI World Index*	14.19	1.49	0.15	6.42
Lipper Global Funds Index†	14.46	2.23	0.77	6.50

*The MSCI World Index is weighted by market capitalization and is designed to measure global developed-market equity results. The index consists of more than 20 developed-country indexes, including the United States. The index is unmanaged and its results include reinvested dividends and/or distributions, but does not reflect the effect of sales charges, commissions, expenses or taxes.

† Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and that may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges or taxes.

[End Sidebar]

A look at global markets

For many investors, May was the cruelest month. Capital World Growth and Income Fund’s results for the five months prior had been modestly positive, reflecting both a downturn in January and a welcome recovery in March. In May, however, concerns about Greece — and to a lesser degree, Spain and Portugal — came to a head, sending global stock markets sharply lower.

Greece’s mounting debt levels raised serious questions about the country’s ability to meet its financial obligations. These concerns fostered additional questions about the relative strength and security of European banks, many of which hold Greek government securities. As the crisis escalated, the European Union and the International Monetary Fund stepped in to help ensure that Greece does not default on its debt. The Greek government also enacted austerity measures. These coordinated efforts are not a cure, but may afford the country additional time to address its financial problems; they may also serve as a blueprint for the handful of other European countries with similar debt problems.

Despite these aggressive actions, stock markets throughout Europe stumbled in May as investors became less willing to take on investment risks and fretted about the potential for a broader economic malaise arising from government debt burdens. In conjunction, the euro extended its decline against the U.S. dollar, further dampening the fund’s returns from this region.* (For specific results, see the table at right.) Altogether, Europe represents 41% of the fund’s net assets, its largest regional exposure.

Europe’s crisis of confidence reverberated around the world, depressing stock prices in both developed and developing markets. Yet a handful of major markets still managed to record positive results for the period. In the Americas, these included Canada (+3.5%), Mexico (+3.8%) and the United States (+0.5%). Elsewhere, Japan (+0.1%) and Singapore (+0.4%) eked out positive results, while other major markets declined. Returns from many of the developing countries in which the fund invests were also modestly negative. In several instances (e.g., Australia, Brazil, Japan and Singapore), results were diminished by a strengthening of the U.S. dollar against local currencies.

A look at fund holdings

Given the breadth of the May downturn, the majority of stocks in the fund’s portfolio posted declines for the period. This includes the fund’s 10 largest holdings (see the table on page 4), even those not domiciled in Europe.

[Begin Sidebar]
Where the fund’s assets were invested
Percent of net assets by country as of May 31, 2010

	Capital World Growth	MSCI	6-month
	and Income Fund	World Index†	return*

Europe	41.4%	27.9%	—
United Kingdom	8.0	9.4	−10.1%
France	7.9	4.4	−18.4
Switzerland	6.2	3.4	−9.7
Germany	5.6	3.4	−13.2
Spain	2.9	1.5	−33.9
Sweden	2.7	1.3	−3.1
Netherlands	1.2	1.2	−10.0
Belgium	1.1	.4	−11.8
Italy	1.0	1.3	−25.3
Finland	.8	.5	−10.0
Austria	.8	.1	−21.7
Czech Republic	.7	—	−15.7
Turkey	.7	—	18.6
Russia	.6	—	−2.6
Other Europe	1.2	1.0	—

The Americas	35.0	55.9	—
United States	29.0	50.6	.5
Brazil	3.2	—	−9.9
Mexico	1.6	—	3.8
Canada	1.2	5.3	3.5

Asia/Pacific	17.2	15.8	—
Taiwan	3.8	—	−3.5
Japan	3.1	10.4	.1
China	2.6	—	−6.7
Australia	2.6	3.6	−12.2
Singapore	1.7	.7	.4
Hong Kong	1.6	1.1	−4.5
Other Asia/Pacific	1.8	—	—

Other	.8	.4	—

Bonds, short-term securities
& other assets less liabilities	5.6	—	—

Total	100.0%	100.0%

*Country returns are based on MSCI indexes, expressed in U.S. dollars, and assume the reinvestment of dividends.
† The MSCI World Index is weighted by market capitalization.
[End Sidebar]

Nonetheless, we remain confident in our European exposure, specifically in the individual stocks we own. These are largely well-established companies with a business mix that extends far beyond their borders — truly global entities. Because we invest on a fundamental basis, we select companies — not countries — that we believe are equipped to weather adverse conditions and fickle investor sentiment, and that are likely to thrive over the long term. This expectation applies to all portfolio holdings, not just those domiciled in Europe. Too often, however, solid companies are punished along with the weak when investor confidence flags. We have seen ample evidence of this in recent years.

While we share many of the concerns related to Greece and its debt problems, we do not regard it as the world’s Achilles’ heel. Beyond the borders of Europe, we see signs of steady, even robust economic growth scattered throughout the Asia/Pacific region and in both South and North America. Within Europe itself, there are indications of growth in the larger economies. Importantly, many of our European holdings participate in this growth through exports and international subsidiaries. Indeed, as much as 40% of European company earnings come from outside of Europe, much of which (about 25%) are from developing markets in Asia and South America.

On a comparative basis, we find many European companies significantly undervalued versus multinational peers domiciled in other regions. The balance sheets of most of these companies are as strong as they have been in years, and many of our European holdings currently post dividend yields that exceed yields on local government bonds — a relatively rare occurrence.

[Begin Sidebar]
Largest equity holdings
(as of May 31, 2010)
		Percent of	Six-month
Company	Country	net assets	return

Microsoft	United States	3.1%	−12.3%
Bayer	Germany	2.1	−26.9
Novartis	Switzerland	1.8	−18.2
Banco Santander	Spain	1.8	−40.2
GDF SUEZ	France	1.7	−25.6
AT&T	United States	1.7	−9.8
América Móvil	Mexico	1.6	−2.2
Philip Morris International	United States	1.5	−8.3
Merck	United States	1.4	−7.0
Royal Dutch Shell	United Kingdom	1.2	−11.7
[End Sidebar]

These perceptions help stay our hand when markets become indiscriminate. Yet the portfolio is not static, and we do continually make adjustments based on our reviews of company outlooks and broader global developments. Accordingly, we have modestly increased our exposure to companies based in the United States over the past six months, and we have selectively trimmed some European holdings.

Looking ahead

The financial crisis in Greece remains a concern for global investors and may well serve to restrain economic activity in the euro region over the near term. We do not, however, expect troubles in Europe to lead the world back into recession. Growth continues to drive many economies that stimulate broader global demand, such as China, India and Brazil. Even developed markets such as Japan and the United States have recently evidenced signs of recovery, despite continued high unemployment and weak real estate markets in the U.S.

To be sure, we do not expect a robust recovery over the near term, nor do we anticipate the level of stock market gains we saw in 2009. There are still many structural weaknesses that need to be addressed in global markets. Rather, we expect the global economy to grow in fits and starts, as it often does, with the engines of growth varying between developing and developed countries. In the process, we will continue to search for well-established companies that we believe are poised to participate in the world’s dogged economic expansion.

As always, we take a long-term perspective on Capital World Growth and Income Fund and each of its holdings. This helps us to fortify our convictions when markets occasionally falter, and to focus our efforts on the cycles of opportunities that emerge during periods of distress. We encourage you to adopt a similar outlook on the fund and your other core holdings.

We look forward to reporting to you again in six months.

Cordially,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Mark E. Denning

Mark E. Denning
President

July 12, 2010

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, May 31, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)

Financials	15.80%
Information technology	12.59
Industrials	10.02
Consumer staples	9.59
Telecommunication services	9.18
Other industries	36.23
Bonds & notes	1.31
Convertible securities & preferred stocks	.95
Short-term securities & other assets less liabilities	4.33
[end pie chart]

Country diversification	(percent of net assets)
United States	29.0%
Euro zone*	22.1
United Kingdom	8.0
Switzerland	6.2
Taiwan	3.8
Brazil	3.2
Japan	3.1
Sweden	2.7
China	2.6
Australia	2.6
Other countries	11.1
Bonds, short-term securities & other assets less liabilities	5.6

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

			Percent
		Value	of net
Common stocks - 93.41%	Shares	(000)	assets

Financials - 15.80%
Banco Santander, SA	127,825,641	$1,308,158	1.82%
Industrial and Commercial Bank of China Ltd., Class H	1,061,244,000	786,420	1.10
Prudential PLC (1)	99,157,580	777,816	1.08
BNP Paribas SA	13,078,552	744,306	1.04
Société Générale (2)	15,500,748	667,880	.93
Credit Suisse Group AG	15,536,287	603,573	.84
Banco Bradesco SA, preferred nominative	25,961,996	433,353	.60
HSBC Holdings PLC (Hong Kong)	26,720,033	244,332
HSBC Holdings PLC (United Kingdom) (1)	20,476,231	186,522	.60
UBS AG (2)	28,501,810	382,983	.53
Other securities		5,216,860	7.26
		11,352,203	15.80

Information technology - 12.59%
Microsoft Corp.	86,156,000	2,222,825	3.09
Taiwan Semiconductor Manufacturing Co. Ltd.	296,968,311	559,196
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	20,226,531	197,209	1.05
MediaTek Inc.	40,996,014	670,657	.93
Oracle Corp.	22,269,000	502,611	.70
Nintendo Co., Ltd.	1,503,800	443,590	.62
Redecard SA, ordinary nominative	27,042,200	408,324	.57
Canon, Inc.	9,729,100	399,841	.56
Other securities		3,642,520	5.07
		9,046,773	12.59

Industrials - 10.02%
AB Volvo, Class B (2)	74,014,840	773,950	1.07
Lockheed Martin Corp.	6,192,500	494,905	.69
Union Pacific Corp.	5,948,600	424,909	.59
Siemens AG	4,330,000	393,999	.55
Other securities		5,114,324	7.12
		7,202,087	10.02

Consumer staples - 9.59%
Philip Morris International Inc.	23,895,000	1,054,247	1.47
Wesfarmers Ltd.	28,082,090	688,972	.96
Kraft Foods Inc., Class A	21,221,339	606,930	.84
Anheuser-Busch InBev NV	11,132,150	537,606
Anheuser-Busch InBev NV, VVPR STRIPS (2)	3,247,475	20	.75
Nestlé SA	11,568,330	524,491	.73
Altria Group, Inc.	25,323,300	513,810	.71
Other securities		2,969,060	4.13
		6,895,136	9.59

Telecommunication services - 9.18%
AT&T Inc.	48,909,000	1,188,489	1.65
América Móvil, SAB de CV, Series L (ADR)	23,692,599	1,121,608	1.56
Telefónica, SA	20,388,700	390,119	.54
Singapore Telecommunications Ltd.	178,474,810	369,658	.52
Other securities		3,526,779	4.91
		6,596,653	9.18

Consumer discretionary - 7.97%
Home Depot, Inc.	15,150,000	512,979	.71
Honda Motor Co., Ltd.	15,022,700	456,657	.64
DIRECTV, Class A (2)	11,727,000	441,991	.62
Cie. Générale des Établissements Michelin, Class B	6,373,000	426,971	.59
Daimler AG (2)	8,103,158	408,410	.57
Other securities		3,482,247	4.84
		5,729,255	7.97

Health care - 7.84%
Bayer AG	26,420,000	1,477,754	2.06
Novartis AG	29,056,063	1,319,873	1.84
Merck & Co., Inc.	30,094,900	1,013,897	1.41
Roche Holding AG	4,591,100	630,420	.88
Other securities		1,191,903	1.65
		5,633,847	7.84

Energy - 7.20%
Royal Dutch Shell PLC, Class B (1)	17,777,849	450,734
Royal Dutch Shell PLC, Class A	7,850,000	204,484
Royal Dutch Shell PLC, Class A (ADR)	3,504,000	183,610
Royal Dutch Shell PLC, Class B (ADR)	689,599	34,921	1.21
ConocoPhillips	15,211,000	788,843	1.10
BP PLC (1)	112,544,954	719,399	1.00
Eni SpA	29,153,000	544,734	.76
Other securities		2,251,377	3.13
		5,178,102	7.20

Utilities - 5.49%
GDF SUEZ	38,851,860	1,206,432	1.68
Scottish and Southern Energy PLC (1)	34,318,336	523,832	.73
CEZ, a s (2)	8,954,001	383,795	.53
Other securities		1,832,575	2.55
		3,946,634	5.49

Materials - 3.84%
Akzo Nobel NV	8,469,000	434,657	.61
Other securities		2,323,666	3.23
		2,758,323	3.84

Miscellaneous - 3.89%
Other common stocks in initial period of acquisition		2,792,774	3.89

Total common stocks (cost: $66,923,160,000)		67,131,787	93.41

			Percent
		Value	of net
Preferred stocks - 0.34%		(000)	assets

Financials - 0.34%
Other securities		241,670	.34

Total preferred stocks (cost: $193,644,000)		241,670	.34

			Percent
		Value	of net
Convertible securities - 0.61%		(000)	assets

Other - 0.51%
Other securities		365,396	.51

Miscellaneous - 0.10%
Other convertible securities in initial period of acquisition		72,165	.10

Total convertible securities (cost: $399,300,000)		437,561	.61

	Principal		Percent
	amount	Value	of net
Bonds & notes - 1.31%	(000)	(000)	assets

Telecommunication services - 0.23%
América Móvil, SAB de CV 8.46% 2036	MXN 70,100	4,937	.00
Other securities		164,517	.23
		169,454	.23

Other - 1.08%
Other securities		774,248	1.08

Total bonds & notes (cost: $830,705,000)		943,702	1.31

	Principal		Percent
	amount	Value	of net
Short-term securities - 3.22%	(000)	(000)	assets

Fannie Mae 0.17%-0.49% due 6/3/2010-4/12/2011	817,900	817,193	1.14
Freddie Mac 0.15%-0.34% due 6/8-12/15/2010	428,250	428,000	.59
GDF SUEZ 0.25% due 6/15/2010 (3)	74,300	74,292	.10
Other securities		998,128	1.39

Total short-term securities (cost: $2,317,255,000)		2,317,613	3.22

Total investment securities (cost: $70,664,064,000)		71,072,333	98.89
Other assets less liabilities		794,515	1.11

Net assets		$71,866,848	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's holdings in affiliated companies is included in "Other securities" under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/10 (000)
Compal Electronics, Inc.	-	228,560,000	-	228,560,000	$-	$284,538
Air France (2)	15,541,220	754,800	-	16,296,020	-	197,763
ComfortDelGro Corp. Ltd.	135,100,000	-	-	135,100,000	2,632	136,051
Kesa Electricals PLC (1)	26,593,098	-	-	26,593,098	697	41,409
					$3,329	$659,761

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $5,379,464,000, which represented 7.49% of the net assets of the fund. This amount includes $4,660,065,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $807,648,000, which represented 1.12% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
MXN = Mexican pesos

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $69,759,374)	$70,412,572
Affiliated issuers (cost: $904,690)	659,761	$71,072,333
Cash denominated in currencies other than U.S. dollars
(cost: $236,118)		236,210
Cash		1,610
Receivables for:
Sales of investments	659,493
Sales of fund's shares	71,693
Dividends and interest	329,566	1,060,752
		72,370,905
Liabilities:
Payables for:
Purchases of investments	286,576
Repurchases of fund's shares	132,876
Investment advisory services	23,996
Services provided by affiliates	58,508
Directors' deferred compensation	863
Other	1,238	504,057
Net assets at May 31, 2010		$71,866,848

Net assets consist of:
Capital paid in on shares of capital stock		$86,509,468
Undistributed net investment income		914,218
Accumulated net realized loss		(15,955,774)
Net unrealized appreciation		398,936
Net assets at May 31, 2010		$71,866,848

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 4,000,000 shares, $.01 par value (2,362,682 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$49,119,613	1,612,238	$30.47
Class B	2,456,882	81,163	30.27
Class C	5,596,927	185,603	30.16
Class F-1	3,666,443	120,546	30.42
Class F-2	1,179,014	38,700	30.47
Class 529-A	1,723,690	56,708	30.40
Class 529-B	162,607	5,372	30.27
Class 529-C	469,108	15,503	30.26
Class 529-E	76,436	2,518	30.35
Class 529-F-1	48,638	1,599	30.42
Class R-1	228,169	7,552	30.21
Class R-2	1,153,954	38,276	30.15
Class R-3	2,070,135	68,324	30.30
Class R-4	1,801,194	59,233	30.41
Class R-5	1,229,381	40,329	30.48
Class R-6	884,657	29,018	30.49

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2010		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $132,054;
also includes $3,329 from affiliates)	$1,415,254
Interest (net of non-U.S. taxes of $10)	50,452	$1,465,706

Fees and expenses*:
Investment advisory services	149,694
Distribution services	136,076
Transfer agent services	42,018
Administrative services	19,421
Reports to shareholders	2,691
Registration statement and prospectus	2,706
Directors' compensation	427
Auditing and legal	79
Custodian	7,019
State and local taxes	897
Other	2,123	363,151
Net investment income		1,102,555

Net realized gain and unrealized depreciation
on investments and currency:
Net realized gain (loss) on:
Investments	234,259
Currency transactions	(8,124)	226,135
Net unrealized depreciation on:
Investments	(8,544,280)
Currency translations	(14,330)	(8,558,610)
Net realized gain and unrealized depreciation
on investments and currency		(8,332,475)
Net decrease in net assets resulting
from operations		$(7,229,920)

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)
	Six months	Year ended
	ended May 31,	November 30,
	2010*	2009
Operations:
Net investment income	$1,102,555	$1,826,732
Net realized gain (loss) on investments and currency transactions	226,135	(11,514,127)
Net unrealized (depreciation) appreciation on investments and currency translations	(8,558,610)	31,597,239
Net (decrease) increase in net assets resulting from operations	(7,229,920)	21,909,844

Dividends paid to shareholders from net investment income	(747,513)	(2,362,285)

Net capital share transactions	(1,212,037)	(3,027,646)

Total (decrease) increase in net assets	(9,189,470)	16,519,913

Net assets:
Beginning of period	81,056,318	64,536,405
End of period (including undistributed
net investment income: $914,218 and $559,176, respectively)	$71,866,848	$81,056,318

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
   unaudited

1.	Organization

Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$9,925,476	$1,426,727	*	$-	$11,352,203
Information technology	9,046,773	-		-	9,046,773
Industrials	6,961,285	240,802	*	-	7,202,087
Consumer staples	6,370,072	525,064	*	-	6,895,136
Telecommunication services	6,311,436	285,217	*	-	6,596,653
Consumer discretionary	5,102,297	626,958	*	-	5,729,255
Health care	5,633,847	-		-	5,633,847
Energy	3,701,407	1,476,695	*	-	5,178,102
Utilities	3,422,802	523,832	*	-	3,946,634
Materials	2,758,323	-		-	2,758,323
Miscellaneous	2,518,605	274,169	*	-	2,792,774
Preferred stocks	-	241,670		-	241,670
Convertible securities	252,793	184,768		-	437,561
Bonds & notes	-	943,702		-	943,702
Short-term securities	-	2,317,613		-	2,317,613
Total	$62,005,116	$9,067,217		$-	$71,072,333

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $4,660,065,000 of investment securities were classified as Level 2 instead of Level 1.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the U.S. or abroad.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2003.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$794,862
Capital loss carryforwards*:
Expiring 2016	$(2,728,750)
Expiring 2017	(13,178,426)	(15,907,176)
Post-October capital loss deferrals (realized during the period November 1, 2009, through November 30, 2009)†		(362,906)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of May 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$7,616,029
Gross unrealized depreciation on investment securities	(7,353,936)
Net unrealized appreciation on investment securities	262,093
Cost of investment securities	70,810,240

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2010	Year ended November 30, 2009
Class A	$544,325	$1,709,423
Class B	17,366	76,151
Class C	37,466	158,321
Class F-1	41,041	130,498
Class F-2	13,539	20,416
Class 529-A	17,595	49,808
Class 529-B	1,035	4,336
Class 529-C	2,831	10,753
Class 529-E	669	2,049
Class 529-F-1	530	1,373
Class R-1	1,418	4,509
Class R-2	7,614	27,566
Class R-3	18,675	55,202
Class R-4	18,401	49,554
Class R-5	18,238	55,468
Class R-6*	6,770	6,858
Total	$747,513	$2,362,285

*Class R-6 was offered beginning May 1, 2009.

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2010, the investment advisory services fee was $149,694,000, which was equivalent to an annualized rate of 0.376% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and record keeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations, and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended May 31, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$66,113	$39,906	Not applicable	Not applicable	Not applicable
Class B	14,161	2,112	Not applicable	Not applicable	Not applicable
Class C	31,331	Included in administrative services	$4,702	$796	Not applicable
Class F-1	5,063		2,548	255	Not applicable
Class F-2	Not applicable		795	39	Not applicable
Class 529-A	1,966		886	167	$916
Class 529-B	912		88	32	91
Class 529-C	2,489		242	75	250
Class 529-E	205		40	8	41
Class 529-F-1	-		24	5	25
Class R-1	1,165		147	30	Not applicable
Class R-2	4,725		925	1,753	Not applicable
Class R-3	5,560		1,617	569	Not applicable
Class R-4	2,386		1,377	41	Not applicable
Class R-5	Not applicable		758	16	Not applicable
Class R-6	Not applicable		161	2	Not applicable
Total	$136,076	$42,018	$14,310	$3,788	$1,323

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $427,000, shown on the accompanying financial statements, includes $378,000 in current fees (either paid in cash or deferred) and a net increase of $49,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2010
Class A	$3,187,464	95,185	$515,602	15,197	$(5,179,380)	(156,873)	$(1,476,314)	(46,491)
Class B	37,456	1,122	16,860	499	(323,010)	(9,761)	(268,694)	(8,140)
Class C	408,273	12,292	33,338	991	(648,925)	(19,827)	(207,314)	(6,544)
Class F-1	600,004	18,034	37,148	1,097	(711,734)	(21,644)	(74,582)	(2,513)
Class F-2	321,009	9,613	9,379	276	(185,674)	(5,662)	144,714	4,227
Class 529-A	184,678	5,535	17,592	519	(86,824)	(2,624)	115,446	3,430
Class 529-B	3,437	103	1,035	31	(12,388)	(373)	(7,916)	(239)
Class 529-C	57,302	1,723	2,830	84	(30,737)	(931)	29,395	876
Class 529-E	8,999	270	669	20	(5,150)	(157)	4,518	133
Class 529-F-1	8,970	269	529	16	(4,051)	(122)	5,448	163
Class R-1	55,115	1,658	1,404	42	(20,597)	(626)	35,922	1,074
Class R-2	194,457	5,876	7,525	224	(190,717)	(5,792)	11,265	308
Class R-3	420,993	12,642	18,211	539	(349,418)	(10,555)	89,786	2,626
Class R-4	419,526	12,525	18,278	540	(278,110)	(8,381)	159,694	4,684
Class R-5	254,572	7,647	17,992	530	(500,099)	(15,120)	(227,535)	(6,943)
Class R-6	512,742	15,463	6,769	200	(65,381)	(1,941)	454,130	13,722
Total net increase
(decrease)	$6,674,997	199,957	$705,161	20,805	$(8,592,195)	(260,389)	$(1,212,037)	(39,627)

Year ended November 30, 2009
Class A	$5,634,311	202,086	$1,632,579	60,039	$(10,857,239)	(407,937)	$(3,590,349)	(145,812)
Class B	146,474	5,569	73,743	2,731	(572,222)	(21,521)	(352,005)	(13,221)
Class C	663,023	23,791	149,763	5,564	(1,340,195)	(51,270)	(527,409)	(21,915)
Class F-1	1,062,501	38,240	114,839	4,234	(1,703,989)	(63,851)	(526,649)	(21,377)
Class F-2	983,737	34,325	13,832	487	(153,120)	(5,313)	844,449	29,499
Class 529-A	245,229	8,767	49,793	1,831	(156,871)	(5,846)	138,151	4,752
Class 529-B	11,926	462	4,336	160	(14,889)	(562)	1,373	60
Class 529-C	81,220	2,922	10,746	397	(58,574)	(2,176)	33,392	1,143
Class 529-E	12,904	465	2,048	75	(8,500)	(317)	6,452	223
Class 529-F-1	11,134	397	1,373	51	(6,695)	(243)	5,812	205
Class R-1	71,826	2,580	4,454	164	(31,923)	(1,164)	44,357	1,580
Class R-2	359,598	13,225	27,535	1,019	(256,621)	(9,388)	130,512	4,856
Class R-3	677,243	24,411	55,047	2,027	(438,046)	(15,794)	294,244	10,644
Class R-4	618,187	22,241	49,529	1,816	(418,241)	(15,026)	249,475	9,031
Class R-5	597,447	21,560	53,891	1,991	(852,656)	(31,119)	(201,318)	(7,568)
Class R-6(†)	426,564	15,423	6,858	234	(11,555)	(361)	421,867	15,296
Total net increase
(decrease)	$11,603,324	416,464	$2,250,366	82,820	$(16,881,336)	(631,888)	$(3,027,646)	(132,604)

(*)Includes exchanges between share classes of the fund.
(†)Class R-6 was offered beginning May 1, 2009.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,224,425,000 and $10,563,863,000, respectively, during the six months ended May 31, 2010.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(3)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income to average net assets(3)(5)

Class A:	Six months ended 5/31/2010(6)	$33.80	$.48	$(3.48)	$(3.00)	$(.33)	$-	$(.33)	$30.47	(8.97)%	$49,120	.80	%(7)	.80	%(7)	2.87	%(7)
	Year ended 11/30/2009	25.50	.78	8.52	9.30	(1.00)	-	(1.00)	33.80	37.48	56,058	.83		.83		2.80
	Year ended 11/30/2008	48.56	1.27	(19.81)	(18.54)	(1.18)	(3.34)	(4.52)	25.50	(41.75)	46,011	.75		.71		3.28
	Year ended 11/30/2007	42.82	1.24	7.40	8.64	(1.10)	(1.80)	(2.90)	48.56	21.23	82,899	.73		.69		2.75
	Year ended 11/30/2006	36.99	.96	7.26	8.22	(.95)	(1.44)	(2.39)	42.82	23.38	60,265	.73		.69		2.44
	Year ended 11/30/2005	33.80	.84	3.95	4.79	(.80)	(.80)	(1.60)	36.99	14.78	39,841	.76		.73		2.41

Class B:	Six months ended 5/31/2010(6)	33.58	.34	(3.45)	(3.11)	(.20)	-	(.20)	30.27	(9.32)	2,457	1.57	(7)	1.57	(7)	2.07	(7)
	Year ended 11/30/2009	25.34	.57	8.46	9.03	(.79)	-	(.79)	33.58	36.43	2,999	1.61		1.61		2.04
	Year ended 11/30/2008	48.27	.96	(19.69)	(18.73)	(.86)	(3.34)	(4.20)	25.34	(42.21)	2,598	1.52		1.48		2.51
	Year ended 11/30/2007	42.58	.89	7.36	8.25	(.76)	(1.80)	(2.56)	48.27	20.29	4,731	1.50		1.46		1.98
	Year ended 11/30/2006	36.79	.64	7.24	7.88	(.65)	(1.44)	(2.09)	42.58	22.40	3,443	1.53		1.49		1.65
	Year ended 11/30/2005	33.63	.56	3.93	4.49	(.53)	(.80)	(1.33)	36.79	13.91	2,158	1.55		1.52		1.62

Class C:	Six months ended 5/31/2010(6)	33.45	.34	(3.43)	(3.09)	(.20)	-	(.20)	30.16	(9.31)	5,597	1.59	(7)	1.59	(7)	2.08	(7)
	Year ended 11/30/2009	25.25	.56	8.43	8.99	(.79)	-	(.79)	33.45	36.42	6,428	1.61		1.61		2.01
	Year ended 11/30/2008	48.11	.95	(19.63)	(18.68)	(.84)	(3.34)	(4.18)	25.25	(42.23)	5,405	1.56		1.52		2.47
	Year ended 11/30/2007	42.46	.87	7.32	8.19	(.74)	(1.80)	(2.54)	48.11	20.22	9,910	1.55		1.51		1.94
	Year ended 11/30/2006	36.69	.62	7.22	7.84	(.63)	(1.44)	(2.07)	42.46	22.35	6,572	1.58		1.54		1.60
	Year ended 11/30/2005	33.54	.54	3.93	4.47	(.52)	(.80)	(1.32)	36.69	13.83	3,781	1.61		1.57		1.56

Class F-1:	Six months ended 5/31/2010(6)	33.74	.48	(3.47)	(2.99)	(.33)	-	(.33)	30.42	(8.96)	3,666	.79	(7)	.79	(7)	2.89	(7)
	Year ended 11/30/2009	25.46	.79	8.50	9.29	(1.01)	-	(1.01)	33.74	37.49	4,152	.82		.81		2.83
	Year ended 11/30/2008	48.48	1.27	(19.78)	(18.51)	(1.17)	(3.34)	(4.51)	25.46	(41.76)	3,677	.76		.72		3.30
	Year ended 11/30/2007	42.76	1.23	7.38	8.61	(1.09)	(1.80)	(2.89)	48.48	21.22	6,406	.75		.71		2.73
	Year ended 11/30/2006	36.94	.94	7.26	8.20	(.94)	(1.44)	(2.38)	42.76	23.35	4,174	.76		.72		2.41
	Year ended 11/30/2005	33.75	.81	3.95	4.76	(.77)	(.80)	(1.57)	36.94	14.72	2,445	.82		.78		2.35

Class F-2:	Six months ended 5/31/2010(6)	33.79	.53	(3.48)	(2.95)	(.37)	-	(.37)	30.47	(8.83)	1,179	.55	(7)	.55	(7)	3.20	(7)
	Year ended 11/30/2009	25.51	.72	8.64	9.36	(1.08)	-	(1.08)	33.79	37.80	1,165	.58		.58		2.42
	Period from 8/1/2008 to 11/30/2008	38.34	.23	(12.79)	(12.56)	(.27)	-	(.27)	25.51	(32.95)	127	.18		.17		.83

Class 529-A:	Six months ended 5/31/2010(6)	33.72	.47	(3.47)	(3.00)	(.32)	-	(.32)	30.40	(8.98)	1,724	.85	(7)	.85	(7)	2.87	(7)
	Year ended 11/30/2009	25.45	.77	8.49	9.26	(.99)	-	(.99)	33.72	37.41	1,796	.87		.86		2.75
	Year ended 11/30/2008	48.46	1.24	(19.76)	(18.52)	(1.15)	(3.34)	(4.49)	25.45	(41.77)	1,235	.80		.77		3.23
	Year ended 11/30/2007	42.75	1.21	7.37	8.58	(1.07)	(1.80)	(2.87)	48.46	21.13	1,791	.80		.76		2.69
	Year ended 11/30/2006	36.93	.93	7.26	8.19	(.93)	(1.44)	(2.37)	42.75	23.33	1,089	.79		.75		2.39
	Year ended 11/30/2005	33.75	.81	3.94	4.75	(.77)	(.80)	(1.57)	36.93	14.68	585	.83		.80		2.33

Class 529-B:	Six months ended 5/31/2010(6)	33.58	.33	(3.45)	(3.12)	(.19)	-	(.19)	30.27	(9.36)	163	1.65	(7)	1.65	(7)	2.02	(7)
	Year ended 11/30/2009	25.35	.54	8.46	9.00	(.77)	-	(.77)	33.58	36.29	188	1.70		1.69		1.95
	Year ended 11/30/2008	48.28	.92	(19.70)	(18.78)	(.81)	(3.34)	(4.15)	25.35	(42.26)	140	1.62		1.58		2.41
	Year ended 11/30/2007	42.59	.84	7.37	8.21	(.72)	(1.80)	(2.52)	48.28	20.15	214	1.61		1.58		1.87
	Year ended 11/30/2006	36.80	.60	7.23	7.83	(.60)	(1.44)	(2.04)	42.59	22.25	142	1.64		1.60		1.53
	Year ended 11/30/2005	33.64	.51	3.93	4.44	(.48)	(.80)	(1.28)	36.80	13.71	81	1.70		1.67		1.46

Class 529-C:	Six months ended 5/31/2010(6)	33.57	.34	(3.46)	(3.12)	(.19)	-	(.19)	30.26	(9.35)	469	1.64	(7)	1.64	(7)	2.07	(7)
	Year ended 11/30/2009	25.34	.54	8.47	9.01	(.78)	-	(.78)	33.57	36.32	491	1.69		1.68		1.93
	Year ended 11/30/2008	48.27	.92	(19.69)	(18.77)	(.82)	(3.34)	(4.16)	25.34	(42.27)	342	1.61		1.58		2.42
	Year ended 11/30/2007	42.59	.84	7.36	8.20	(.72)	(1.80)	(2.52)	48.27	20.17	503	1.61		1.57		1.88
	Year ended 11/30/2006	36.80	.60	7.24	7.84	(.61)	(1.44)	(2.05)	42.59	22.27	304	1.63		1.59		1.54
	Year ended 11/30/2005	33.63	.51	3.94	4.45	(.48)	(.80)	(1.28)	36.80	13.73	162	1.69		1.65		1.47

Class 529-E:	Six months ended 5/31/2010(6)	33.67	.43	(3.48)	(3.05)	(.27)	-	(.27)	30.35	(9.13)	76	1.13	(7)	1.13	(7)	2.58	(7)
	Year ended 11/30/2009	25.41	.68	8.49	9.17	(.91)	-	(.91)	33.67	37.03	80	1.18		1.17		2.43
	Year ended 11/30/2008	48.40	1.12	(19.74)	(18.62)	(1.03)	(3.34)	(4.37)	25.41	(41.97)	55	1.11		1.07		2.92
	Year ended 11/30/2007	42.69	1.07	7.38	8.45	(.94)	(1.80)	(2.74)	48.40	20.76	83	1.10		1.07		2.38
	Year ended 11/30/2006	36.89	.81	7.23	8.04	(.80)	(1.44)	(2.24)	42.69	22.92	53	1.11		1.08		2.06
	Year ended 11/30/2005	33.71	.69	3.94	4.63	(.65)	(.80)	(1.45)	36.89	14.31	30	1.17		1.13		1.99

Class 529-F-1:	Six months ended 5/31/2010(6)	33.75	.51	(3.48)	(2.97)	(.36)	-	(.36)	30.42	(8.91)	49	.63	(7)	.63	(7)	3.10	(7)
	Year ended 11/30/2009	25.47	.82	8.50	9.32	(1.04)	-	(1.04)	33.75	37.68	49	.68		.67		2.93
	Year ended 11/30/2008	48.50	1.31	(19.76)	(18.45)	(1.24)	(3.34)	(4.58)	25.47	(41.66)	31	.61		.57		3.44
	Year ended 11/30/2007	42.78	1.31	7.36	8.67	(1.15)	(1.80)	(2.95)	48.50	21.36	43	.60		.57		2.89
	Year ended 11/30/2006	36.95	1.00	7.27	8.27	(1.00)	(1.44)	(2.44)	42.78	23.55	22	.61		.58		2.56
	Year ended 11/30/2005	33.75	.83	3.94	4.77	(.77)	(.80)	(1.57)	36.95	14.74	12	.76		.73		2.40

Class R-1:	Six months ended 5/31/2010(6)	33.52	.36	(3.46)	(3.10)	(.21)	-	(.21)	30.21	(9.32)	228	1.56	(7)	1.56	(7)	2.21	(7)
	Year ended 11/30/2009	25.31	.57	8.45	9.02	(.81)	-	(.81)	33.52	36.45	217	1.58		1.58		2.02
	Year ended 11/30/2008	48.22	.96	(19.67)	(18.71)	(.86)	(3.34)	(4.20)	25.31	(42.21)	124	1.52		1.48		2.54
	Year ended 11/30/2007	42.55	.87	7.34	8.21	(.74)	(1.80)	(2.54)	48.22	20.20	153	1.56		1.52		1.93
	Year ended 11/30/2006	36.78	.62	7.21	7.83	(.62)	(1.44)	(2.06)	42.55	22.31	86	1.60		1.56		1.58
	Year ended 11/30/2005	33.63	.53	3.93	4.46	(.51)	(.80)	(1.31)	36.78	13.78	44	1.63		1.58		1.54

Class R-2:	Six months ended 5/31/2010(6)	33.45	.35	(3.45)	(3.10)	(.20)	-	(.20)	30.15	(9.33)	1,154	1.58	(7)	1.58	(7)	2.11	(7)
	Year ended 11/30/2009	25.25	.55	8.43	8.98	(.78)	-	(.78)	33.45	36.34	1,270	1.66		1.66		1.95
	Year ended 11/30/2008	48.11	.93	(19.62)	(18.69)	(.83)	(3.34)	(4.17)	25.25	(42.24)	836	1.59		1.55		2.45
	Year ended 11/30/2007	42.46	.86	7.33	8.19	(.74)	(1.80)	(2.54)	48.11	20.18	1,246	1.59		1.53		1.93
	Year ended 11/30/2006	36.70	.62	7.20	7.82	(.62)	(1.44)	(2.06)	42.46	22.34	793	1.70		1.54		1.59
	Year ended 11/30/2005	33.55	.54	3.93	4.47	(.52)	(.80)	(1.32)	36.70	13.83	437	1.79		1.57		1.56

Class R-3:	Six months ended 5/31/2010(6)	33.61	.43	(3.46)	(3.03)	(.28)	-	(.28)	30.30	(9.10)	2,070	1.11	(7)	1.11	(7)	2.60	(7)
	Year ended 11/30/2009	25.37	.69	8.48	9.17	(.93)	-	(.93)	33.61	37.07	2,208	1.13		1.13		2.47
	Year ended 11/30/2008	48.32	1.12	(19.70)	(18.58)	(1.03)	(3.34)	(4.37)	25.37	(41.95)	1,397	1.09		1.05		2.95
	Year ended 11/30/2007	42.63	1.07	7.36	8.43	(.94)	(1.80)	(2.74)	48.32	20.77	1,901	1.10		1.07		2.39
	Year ended 11/30/2006	36.83	.80	7.24	8.04	(.80)	(1.44)	(2.24)	42.63	22.86	1,138	1.13		1.09		2.05
	Year ended 11/30/2005	33.67	.69	3.94	4.63	(.67)	(.80)	(1.47)	36.83	14.34	628	1.15		1.12		2.00

Class R-4:	Six months ended 5/31/2010(6)	33.73	.48	(3.47)	(2.99)	(.33)	-	(.33)	30.41	(8.97)	1,801	.81	(7)	.81	(7)	2.91	(7)
	Year ended 11/30/2009	25.46	.78	8.50	9.28	(1.01)	-	(1.01)	33.73	37.46	1,840	.83		.83		2.76
	Year ended 11/30/2008	48.48	1.23	(19.75)	(18.52)	(1.16)	(3.34)	(4.50)	25.46	(41.77)	1,159	.79		.76		3.25
	Year ended 11/30/2007	42.76	1.21	7.38	8.59	(1.07)	(1.80)	(2.87)	48.48	21.13	1,509	.81		.77		2.69
	Year ended 11/30/2006	36.94	.92	7.26	8.18	(.92)	(1.44)	(2.36)	42.76	23.28	860	.82		.78		2.35
	Year ended 11/30/2005	33.76	.79	3.96	4.75	(.77)	(.80)	(1.57)	36.94	14.68	435	.84		.81		2.29

Class R-5:	Six months ended 5/31/2010(6)	33.81	.52	(3.47)	(2.95)	(.38)	-	(.38)	30.48	(8.84)	1,229	.51	(7)	.51	(7)	3.10	(7)
	Year ended 11/30/2009	25.51	.88	8.51	9.39	(1.09)	-	(1.09)	33.81	37.89	1,598	.53		.53		3.18
	Year ended 11/30/2008	48.58	1.35	(19.80)	(18.45)	(1.28)	(3.34)	(4.62)	25.51	(41.61)	1,399	.50		.46		3.54
	Year ended 11/30/2007	42.84	1.36	7.38	8.74	(1.20)	(1.80)	(3.00)	48.58	21.49	1,921	.50		.47		3.01
	Year ended 11/30/2006	37.01	1.04	7.26	8.30	(1.03)	(1.44)	(2.47)	42.84	23.63	1,023	.52		.48		2.64
	Year ended 11/30/2005	33.81	.91	3.96	4.87	(.87)	(.80)	(1.67)	37.01	15.06	541	.54		.50		2.63

Class R-6:	Six months ended 5/31/2010(6)	33.82	.59	(3.53)	(2.94)	(.39)	-	(.39)	30.49	(8.82)	885	.46	(7)	.46	(7)	3.57	(7)
	Period from 5/1/2009 to 11/30/2009	26.05	.51	7.85	8.36	(.59)	-	(.59)	33.82	32.50	517	.49	(7)	.49	(7)	2.84	(7)

	Six months ended May 31,	Year ended November 30
	2010(6)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	14%	44%	37%	30%	30%	26%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended November 30, 2007, this column reflects the impact of corporate action events that resulted in a one time increase to net investment income. If the corporate action events had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.13 and 0.29%, respectively. The impact to the other share classes would have been similar.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009, through May 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2009	Ending account value 5/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$910.26	$3.81	.80%
Class A -- assumed 5% return	1,000.00	1,020.94	4.03	.80
Class B -- actual return	1,000.00	906.80	7.46	1.57
Class B -- assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class C -- actual return	1,000.00	906.88	7.56	1.59
Class C -- assumed 5% return	1,000.00	1,017.00	8.00	1.59
Class F-1 -- actual return	1,000.00	910.44	3.76	.79
Class F-1 -- assumed 5% return	1,000.00	1,020.99	3.98	.79
Class F-2 -- actual return	1,000.00	911.69	2.62	.55
Class F-2 -- assumed 5% return	1,000.00	1,022.19	2.77	.55
Class 529-A -- actual return	1,000.00	910.18	4.05	.85
Class 529-A -- assumed 5% return	1,000.00	1,020.69	4.28	.85
Class 529-B -- actual return	1,000.00	906.44	7.84	1.65
Class 529-B -- assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class 529-C -- actual return	1,000.00	906.50	7.80	1.64
Class 529-C -- assumed 5% return	1,000.00	1,016.75	8.25	1.64
Class 529-E -- actual return	1,000.00	908.71	5.38	1.13
Class 529-E -- assumed 5% return	1,000.00	1,019.30	5.69	1.13
Class 529-F-1 -- actual return	1,000.00	910.87	3.00	.63
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.79	3.18	.63
Class R-1 -- actual return	1,000.00	906.75	7.42	1.56
Class R-1 -- assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class R-2 -- actual return	1,000.00	906.70	7.51	1.58
Class R-2 -- assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class R-3 -- actual return	1,000.00	908.97	5.28	1.11
Class R-3 -- assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class R-4 -- actual return	1,000.00	910.29	3.86	.81
Class R-4 -- assumed 5% return	1,000.00	1,020.89	4.08	.81
Class R-5 -- actual return	1,000.00	911.57	2.43	.51
Class R-5 -- assumed 5% return	1,000.00	1,022.39	2.57	.51
Class R-6 -- actual return	1,000.00	911.83	2.19	.46
Class R-6 -- assumed 5% return	1,000.00	1,022.64	2.32	.46

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2010			10 years1/
(the most recent calendar quarter-end):			Life
	1 year	5 years	of class

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	2.49%	2.10%	4.78%
Not reflecting CDSC	7.49	2.41	4.78

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	6.47	2.38	5.49
Not reflecting CDSC	7.47	2.38	5.49

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	8.36	3.21	6.33

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	8.61	—	−9.71

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	2.04	1.95	6.67
Not reflecting maximum sales charge	8.28	3.17	7.43

Class 529-B shares2,4 — first sold 2/21/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	2.45	2.00	6.76
Not reflecting CDSC	7.45	2.32	6.76

Class 529-C shares4 — first sold 2/22/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	6.47	2.33	6.73
Not reflecting CDSC	7.47	2.33	6.73

Class 529-E shares3,4 — first sold 3/4/02	7.98	2.84	6.71

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	8.53	3.37	9.50

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 31 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2010, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
>Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-933-0710P

Litho in USA WG/ALD/6929-S26150

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income FundSM
Investment portfolio

May 31, 2010
  unaudited

Common stocks — 93.41%	Shares	Value (000)

FINANCIALS — 15.80%
Banco Santander, SA	127,825,641	$1,308,158
Industrial and Commercial Bank of China Ltd., Class H	1,061,244,000	786,420
Prudential PLC1	99,157,580	777,816
BNP Paribas SA	13,078,552	744,306
Société Générale2	15,500,748	667,880
Credit Suisse Group AG	15,536,287	603,573
Banco Bradesco SA, preferred nominative	25,961,996	433,353
HSBC Holdings PLC (Hong Kong)	26,720,033	244,332
HSBC Holdings PLC (United Kingdom)1	20,476,231	186,522
UBS AG2	28,501,810	382,983
Wells Fargo & Co.	12,000,000	344,280
JPMorgan Chase & Co.	8,690,000	343,950
Bank of America Corp.	19,930,871	313,712
China Construction Bank Corp., Class H	379,369,000	306,949
Bank of China Ltd., Class H	584,872,000	291,444
Banco Santander (Brasil) SA, units	12,694,450	134,455
Banco Santander (Brasil) SA, units (ADR)	12,694,425	132,276
Bank of New York Mellon Corp.	9,000,000	244,800
Deutsche Bank AG	3,999,079	237,913
Canadian Imperial Bank of Commerce (CIBC)	3,455,000	236,598
Sampo Oyj, Class A	9,845,675	208,903
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,888,045	163,629
Itaú Unibanco Holding SA, preferred nominative	1,771,000	33,743
CapitaMall Trust, units	144,633,700	188,004
Vienna Insurance Group	4,083,891	172,599
Lloyds Banking Group PLC1,2	206,591,537	169,202
Sun Hung Kai Properties Ltd.	11,313,000	149,215
Aviva PLC1	31,752,000	147,102
M&T Bank Corp.	1,855,000	146,990
Erste Bank der oesterreichischen Sparkassen AG	3,103,701	112,096
Barclays PLC1	24,591,602	107,781
Link Real Estate Investment Trust	40,887,500	98,511
UniCredit SpA	44,540,800	95,272
Hang Seng Bank Ltd.	7,000,000	93,137
DnB NOR ASA	9,068,033	90,446
Swire Pacific Ltd., Class A	7,130,000	78,704
Banco do Brasil SA, ordinary nominative	5,119,900	73,035
China Life Insurance Co. Ltd., Class H	15,685,000	69,094
AXA SA	3,979,082	65,815
Komercní banka, AS	365,000	64,461
Kimco Realty Corp.	4,132,329	59,092
Unibail-Rodamco SE, non-registered shares	350,000	54,621
Zurich Financial Services AG	230,000	47,124
Admiral Group PLC1	2,051,180	38,304
Developers Diversified Realty Corp.	2,032,000	23,246
Kerry Properties Ltd.	4,932,405	20,588
ICICI Bank Ltd.	934,200	17,495
ICICI Bank Ltd. (ADR)	4,000	147
Banco Bilbao Vizcaya Argentaria, SA	1,447,984	15,166
Starwood Property Trust, Inc.	750,000	13,673
GAGFAH SA	1,919,471	13,039
QBE Insurance Group Ltd.	15,000	249
		11,352,203

INFORMATION TECHNOLOGY — 12.59%
Microsoft Corp.	86,156,000	2,222,825
Taiwan Semiconductor Manufacturing Co. Ltd.	296,968,311	559,196
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	20,226,531	197,209
MediaTek Inc.	40,996,014	670,657
Oracle Corp.	22,269,000	502,611
Nintendo Co., Ltd.	1,503,800	443,590
Redecard SA, ordinary nominative	27,042,200	408,324
Canon, Inc.	9,729,100	399,841
Google Inc., Class A2	691,800	335,648
Acer Inc.	127,236,451	318,788
Accenture PLC, Class A	7,600,000	285,152
Cielo SA, ordinary nominative	33,722,700	285,150
Compal Electronics, Inc.3	228,560,000	284,538
Telefonaktiebolaget LM Ericsson, Class B	27,581,615	283,123
Delta Electronics, Inc.	81,913,920	257,502
Automatic Data Processing, Inc.	4,920,000	201,130
QUALCOMM Inc.	5,630,000	200,203
HOYA CORP.	8,438,000	197,234
Quanta Computer Inc.	99,752,850	181,596
Siliconware Precision Industries Co., Ltd.	139,165,000	154,966
Intel Corp.	5,000,000	107,100
Wistron Corp.	56,470,269	93,970
Hewlett-Packard Co.	2,000,000	92,020
Yahoo! Inc.2	5,400,000	82,836
Nokia Corp. (ADR)	4,169,800	42,198
Nokia Corp.	1,971,000	20,280
SAP AG2	1,215,000	52,612
Analog Devices, Inc.	1,563,700	45,613
Microchip Technology Inc.	1,340,000	37,319
Murata Manufacturing Co., Ltd.	665,700	32,217
International Business Machines Corp.	220,000	27,557
Seagate Technology2	800,000	12,288
Wincor Nixdorf AG	190,000	11,480
		9,046,773

INDUSTRIALS — 10.02%
AB Volvo, Class B2	74,014,840	773,950
Lockheed Martin Corp.	6,192,500	494,905
Union Pacific Corp.	5,948,600	424,909
Siemens AG	4,330,000	393,999
United Technologies Corp.	4,850,000	326,793
Scania AB, Class B	21,480,069	317,145
PACCAR Inc	6,800,000	278,800
Norfolk Southern Corp.	4,420,872	249,602
CSX Corp.	4,706,355	245,907
BAE Systems PLC1	51,437,000	240,802
3M Co.	2,865,000	227,223
Jardine Matheson Holdings Ltd.	5,785,200	202,713
Air France2,3	16,296,020	197,763
General Electric Co.	12,000,000	196,200
Komatsu Ltd.	9,500,000	178,167
Singapore Technologies Engineering Ltd.	76,260,000	169,933
United Parcel Service, Inc., Class B	2,410,100	151,258
ASSA ABLOY AB, Class B	6,860,180	138,646
MAp Group	59,274,681	137,430
ComfortDelGro Corp. Ltd.3	135,100,000	136,051
Qantas Airways Ltd.2	59,923,993	126,305
KONE Oyj, Class B	3,040,000	118,652
Southwest Airlines Co.	9,433,300	117,350
Ryanair Holdings PLC (ADR)2	4,900,000	115,346
Eaton Corp.	1,600,000	111,920
Schneider Electric SA	1,100,876	110,958
Kühne + Nagel International AG	1,174,050	110,320
Robert Half International Inc.	4,361,400	110,300
SGS SA	81,707	102,509
Waste Management, Inc.	3,000,000	97,530
Deutsche Lufthansa AG2	7,000,000	92,849
Boeing Co.	1,400,000	89,852
Alstom SA	1,833,204	88,182
Deutsche Post AG	5,565,000	82,914
Geberit AG	500,000	75,708
Singapore Post Private Ltd.	43,500,000	34,175
East Japan Railway Co.	485,000	31,295
Jiangsu Expressway Co. Ltd., Class H	34,260,000	31,240
Finmeccanica SpA	2,740,000	29,270
Vallourec SA	118,000	22,070
Ellaktor SA	4,795,000	18,803
Contax Participações SA, ordinary nominative2	152,424	2,343
		7,202,087

CONSUMER STAPLES — 9.59%
Philip Morris International Inc.	23,895,000	1,054,247
Wesfarmers Ltd.	28,082,090	688,972
Kraft Foods Inc., Class A	21,221,339	606,930
Anheuser-Busch InBev NV	11,132,150	537,606
Anheuser-Busch InBev NV, VVPR STRIPS2	3,247,475	20
Nestlé SA	11,568,330	524,491
Altria Group, Inc.	25,323,300	513,810
Pernod Ricard SA	4,398,097	334,235
Danone SA	5,938,845	306,772
Wilmar International Ltd.	62,332,000	259,540
Reynolds American Inc.	4,470,282	233,081
Diageo PLC1	13,751,000	211,110
Tingyi (Cayman Islands) Holding Corp.	86,020,000	197,750
Procter & Gamble Co.	3,000,000	183,270
PepsiCo, Inc.	2,580,000	162,256
Tesco PLC1	26,892,286	160,564
Coca-Cola Co.	2,925,900	150,391
Foster’s Group Ltd.	28,567,191	134,394
Avon Products, Inc.	5,035,000	133,377
Kellogg Co.	2,468,400	131,887
SABMiller PLC1	3,580,000	101,207
Imperial Tobacco Group PLC1	2,000,000	52,183
L’Oréal SA	508,100	47,701
Koninklijke Ahold NV	3,400,597	42,807
Shoppers Drug Mart Corp.	1,185,000	40,258
Colgate-Palmolive Co.	411,000	32,095
Molson Coors Brewing Co., Class B	681,000	27,948
Kroger Co.	1,303,225	26,234
		6,895,136

TELECOMMUNICATION SERVICES — 9.18%
AT&T Inc.	48,909,000	1,188,489
América Móvil, SAB de CV, Series L (ADR)	23,692,599	1,121,608
Telefónica, SA	20,388,700	390,119
Singapore Telecommunications Ltd.	178,474,810	369,658
France Télécom SA	17,997,060	342,919
Philippine Long Distance Telephone Co.	4,852,460	254,841
Philippine Long Distance Telephone Co. (ADR)	1,650,000	84,992
Turkcell Iletisim Hizmetleri AS	60,733,000	328,443
Telekom Austria AG, non-registered shares2	18,337,970	234,220
Qwest Communications International Inc.	43,960,000	230,350
CenturyTel, Inc.	6,629,126	227,578
Vodafone Group PLC1	109,859,500	220,991
BCE Inc.	7,540,000	220,897
Koninklijke KPN NV	16,017,300	208,419
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	227,397,000	192,079
OJSC Mobile TeleSystems (ADR)	6,852,842	131,780
Türk Telekomünikasyon AS, Class D	39,150,000	123,547
Belgacom SA	3,713,000	114,110
Magyar Telekom Telecommunications PLC	34,240,388	107,067
Millicom International Cellular SA	1,330,000	106,307
Telekomunikacja Polska SA	19,389,030	90,856
Telefónica 02 Czech Republic, AS	4,222,000	83,042
Orascom Telecom Holding SAE (GDR)1	12,397,556	64,226
Advanced Info Service PCL	25,877,600	59,898
Telecom Italia SpA, nonvoting	35,000,000	31,946
Teléfonos de México, SAB de CV, Class L (ADR)	1,798,300	25,302
MTN Group Ltd.	1,527,205	21,508
China Mobile Ltd.	1,608,000	15,220
Globe Telecom, Inc.	320,880	6,241
		6,596,653

CONSUMER DISCRETIONARY — 7.97%
Home Depot, Inc.	15,150,000	512,979
Honda Motor Co., Ltd.	15,022,700	456,657
DIRECTV, Class A2	11,727,000	441,991
Cie. Générale des Établissements Michelin, Class B	6,373,000	426,971
Daimler AG2	8,103,158	408,410
British Sky Broadcasting Group PLC1	40,643,900	339,438
H & M Hennes & Mauritz AB, Class B	4,312,938	245,178
OPAP SA	14,822,910	235,972
Industria de Diseño Textil, SA	3,817,696	213,137
Li & Fung Ltd.	46,014,000	199,742
Renault SA2	5,304,131	191,601
Toyota Motor Corp.	4,765,300	171,525
McDonald’s Corp.	2,500,000	167,175
Bayerische Motoren Werke AG, nonvoting preferred	2,580,000	83,730
Bayerische Motoren Werke AG	1,675,000	78,173
Vivendi SA	6,293,400	136,433
Johnson Controls, Inc.	4,690,000	133,806
Lowe’s Companies, Inc.	4,600,000	113,850
Target Corp.	1,847,500	100,744
Swatch Group Ltd, non-registered shares	232,300	60,982
Swatch Group Ltd	521,655	25,299
Billabong International Ltd.	9,133,367	77,234
Staples, Inc.	3,500,000	75,320
adidas AG	1,475,000	74,197
News Corp., Class A	5,590,458	73,794
Esprit Holdings Ltd.	12,283,418	72,409
Marks and Spencer Group PLC1	12,818,187	65,691
YUM! Brands, Inc.	1,590,000	65,111
Whitbread PLC1	3,040,000	60,953
Kingfisher PLC1	16,730,999	54,225
Whirlpool Corp.	500,000	52,220
Kesa Electricals PLC1,3	26,593,098	41,409
Limited Brands, Inc.	1,500,000	37,290
Hyundai Mobis Co., Ltd.	225,000	37,250
Carnival Corp., units	1,000,000	36,230
Porsche Automobil Holding SE, nonvoting preferred	688,282	29,901
Aristocrat Leisure Ltd.	8,517,734	29,443
Intercontinental Hotels Group PLC1	1,850,979	29,323
Fairfax Media Ltd.	18,000,000	22,915
TUI Travel PLC1	5,996,138	20,654
DSG international PLC1,2	39,752,154	15,265
D.R. Horton, Inc.	1,200,000	14,628
		5,729,255

HEALTH CARE — 7.84%
Bayer AG	26,420,000	1,477,754
Novartis AG	29,056,063	1,319,873
Merck & Co., Inc.	30,094,900	1,013,897
Roche Holding AG	4,591,100	630,420
Abbott Laboratories	5,195,000	247,074
Johnson & Johnson	3,177,000	185,219
Merck KGaA	2,218,920	160,226
Cochlear Ltd.	2,187,675	134,256
Eli Lilly and Co.	4,000,000	131,160
UCB SA	3,510,000	116,048
Teva Pharmaceutical Industries Ltd. (ADR)	1,195,000	65,510
Pfizer Inc	3,350,000	51,020
Lonza Group Ltd.	656,299	43,157
Orion Oyj, Class B	2,024,201	35,509
Medtronic, Inc.	580,000	22,724
		5,633,847

ENERGY — 7.20%
Royal Dutch Shell PLC, Class B1	17,777,849	450,734
Royal Dutch Shell PLC, Class A	7,850,000	204,484
Royal Dutch Shell PLC, Class A (ADR)	3,504,000	183,610
Royal Dutch Shell PLC, Class B (ADR)	689,599	34,921
ConocoPhillips	15,211,000	788,843
BP PLC1	112,544,954	719,399
Eni SpA	29,153,000	544,734
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	11,173,400	346,040
EOG Resources, Inc.	2,880,000	301,939
Woodside Petroleum Ltd.	8,204,314	297,087
OAO Gazprom (ADR)1	11,682,000	239,233
Sasol Ltd.	5,337,000	194,806
Canadian Oil Sands Trust	5,257,800	143,700
Canadian Oil Sands Trust4	1,100,000	30,064
China National Offshore Oil Corp.	87,839,900	140,564
Chevron Corp.	1,305,000	96,400
Devon Energy Corp.	1,500,000	95,775
Husky Energy Inc.	3,456,000	87,925
Canadian Natural Resources, Ltd.	2,080,000	73,938
OAO LUKOIL (ADR)1	1,400,000	67,329
TOTAL SA	1,199,000	55,611
Marathon Oil Corp.	1,340,000	41,661
Schlumberger Ltd.	700,000	39,305
		5,178,102

UTILITIES — 5.49%
GDF SUEZ	38,851,860	1,206,432
Scottish and Southern Energy PLC1	34,318,336	523,832
CEZ, a s2	8,954,001	383,795
SUEZ Environnement Co.	17,999,954	309,783
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	15,800,000	225,473
Public Service Enterprise Group Inc.	6,795,000	208,131
Dominion Resources, Inc.	4,456,422	173,622
FirstEnergy Corp.	4,495,000	158,269
Hongkong Electric Holdings Ltd.	21,989,500	130,897
NTPC Ltd.	29,619,270	129,235
E.ON AG	4,200,000	127,682
Exelon Corp.	3,000,000	115,800
RWE AG	1,500,000	107,576
Fortum Oyj	3,138,000	70,169
PPL Corp.	2,260,000	58,330
China Resources Power Holdings Co. Ltd.	8,800,000	17,608
		3,946,634

MATERIALS — 3.84%
Akzo Nobel NV	8,469,000	434,657
Syngenta AG	1,538,400	341,822
Linde AG	2,869,828	295,919
ArcelorMittal	7,322,654	224,098
BASF SE	3,583,000	189,661
Koninklijke DSM NV	4,084,500	163,536
CRH PLC	7,202,729	159,378
Impala Platinum Holdings Ltd.	6,231,000	155,690
Rautaruukki Oyj	6,689,570	105,919
POSCO	211,230	82,945
Holcim Ltd	1,240,908	78,755
Sherwin-Williams Co.	870,000	66,668
OneSteel Ltd.	23,851,217	64,348
Israel Chemicals Ltd.	5,600,000	60,591
Weyerhaeuser Co.	1,375,000	58,548
Dow Chemical Co.	2,145,000	57,722
Shin-Etsu Chemical Co., Ltd.	1,142,600	57,428
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	2,062,750	51,986
voestalpine AG	1,397,000	38,623
Givaudan SA	35,132	27,585
Huabao International Holdings Ltd.	19,755,000	24,356
Makhteshim-Agan Industries Ltd.	5,235,000	18,088
		2,758,323

MISCELLANEOUS — 3.89%
Other common stocks in initial period of acquisition		2,792,774

Total common stocks (cost: $66,923,160,000)		67,131,787

Preferred stocks — 0.34%	Shares

FINANCIALS — 0.34%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%4,5	95,000,000	118,178
JPMorgan Chase & Co., Series I, 7.90%5	41,090,000	41,934
Barclays Bank PLC, Series RCI, 14.00%5	15,565,000	28,265
Wells Fargo & Co., Series K, 7.98%5	20,499,000	20,858
Wachovia Capital Trust III 5.80%5	8,675,000	6,940
Lloyds Banking Group PLC 6.657% preference shares2,4,5	30,300,000	16,211
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative5,6	14,250,000	9,284

Total preferred stocks (cost: $193,644,000)		241,670

	Shares or
Convertible securities — 0.61%	principal amount

CONSUMER DISCRETIONARY — 0.48%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 20322	5,559,555	252,793
MGM Mirage, Inc. 4.25% convertible notes 20154	$80,995,000	74,718
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	92,500	13,373
		340,884

FINANCIALS — 0.03%
Digital Realty Trust, Inc. 5.50% convertible debentures 20294	$4,800,000	6,714
Digital Realty Trust, Inc., Series D, 5.50% convertible preferred	210,000	7,129
IMMOFINANZ AG 2.75% convertible notes 2014	€9,800,000	10,669
		24,512

MISCELLANEOUS — 0.10%
Other convertible securities in initial period of acquisition		72,165

Total convertible securities (cost: $399,300,000)		437,561

	Principal amount
Bonds & notes — 1.31%	(000)

FINANCIALS — 0.56%
ProLogis 7.625% 2014	$10,830	11,569
ProLogis 5.625% 2015	9,635	9,530
ProLogis 5.625% 2016	6,085	5,869
ProLogis 5.75% 2016	585	575
ProLogis 6.25% 2017	10,000	9,628
ProLogis 6.625% 2018	24,507	23,707
ProLogis 7.375% 2019	20,568	20,332
ProLogis 6.875% 2020	30,225	28,937
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20104	10,000	10,143
Westfield Group 5.40% 20124	1,275	1,353
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	14,525	15,311
Westfield Group 7.50% 20144	6,530	7,421
Westfield Group 5.70% 20164	13,081	13,987
Westfield Group 7.125% 20184	21,869	24,292
SLM Corp., Series A, 5.125% 2012	14,667	14,391
SLM Corp., Series A, 5.00% 2013	8,874	8,379
SLM Corp., Series A, 5.375% 2013	4,738	4,637
SLM Corp., Series A, 5.05% 2014	673	589
SLM Corp., Series A, 5.375% 2014	13,915	12,750
SLM Corp., Series A, 5.00% 2015	2,308	2,010
SLM Corp., Series A, 5.00% 2018	6,605	5,204
SLM Corp., Series A, 8.45% 2018	8,760	7,978
SLM Corp., Series A, 5.625% 2033	767	540
HBOS PLC 6.75% 20184	36,490	34,498
SB Capital SA 5.93% 2011	7,000	7,280
SB Capital SA 6.48% 2013	21,600	22,788
Simon Property Group, LP 5.25% 2016	7,075	7,453
Simon Property Group, LP 6.10% 2016	1,725	1,894
Simon Property Group, LP 5.875% 2017	330	353
Simon Property Group, LP 6.125% 2018	1,780	1,910
Simon Property Group, LP 10.35% 2019	11,635	15,123
ERP Operating LP 6.625% 2012	500	540
ERP Operating LP 5.20% 2013	2,500	2,665
ERP Operating LP 5.25% 2014	9,508	10,134
ERP Operating LP 5.125% 2016	6,356	6,693
ERP Operating LP 5.375% 2016	1,020	1,079
ERP Operating LP 5.75% 2017	3,935	4,168
AXA SA 8.60% 2030	8,000	9,194
AXA SA 6.463% (undated)4,5	9,590	7,576
Developers Diversified Realty Corp. 5.50% 2015	3,744	3,615
Developers Diversified Realty Corp. 7.50% 2017	10,210	10,174
Standard Chartered Bank 6.40% 20174	8,451	8,863
Discover Financial Services 6.45% 2017	3,057	3,057
Discover Financial Services 10.25% 2019	4,334	5,113
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,065	1,138
Kimco Realty Corp., Series C, 4.904% 2015	1,185	1,221
Capital One Capital III 7.686% 20365	165	148
		405,809

TELECOMMUNICATION SERVICES — 0.23%
MetroPCS Wireless, Inc. 9.25% 2014	29,245	29,976
MetroPCS Wireless, Inc. 9.25% 2014	11,175	11,566
Open Joint Stock Co. Vimpel Communications 8.375% 2011	2,500	2,650
VIP Finance Ireland Ltd. 8.375% 2013	12,605	13,241
Open Joint Stock Co. Vimpel Communications 9.125% 2018	18,280	19,514
Cricket Communications, Inc. 9.375% 2014	34,300	34,729
Nextel Communications, Inc., Series F, 5.95% 2014	31,525	29,240
OJSC Mobile TeleSystems 8.375% 2010	23,096	23,601
América Móvil, SAB de CV 8.46% 2036	MXN70,100	4,937
		169,454

CONSUMER DISCRETIONARY — 0.19%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	$53,904	56,241
DaimlerChrysler North America Holding Corp. 5.875% 2011	19,850	20,467
DaimlerChrysler North America Holding Corp. 6.50% 2013	23,675	26,376
Marks and Spencer Group PLC 6.25% 20174	100	106
Marks and Spencer Group PLC 7.125% 20374	15,550	15,926
Virgin Media Finance PLC, Series 1, 9.50% 2016	15,400	15,862
		134,978

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.11%
United Mexican States Government, Series M30, 10.00% 2036	MXN430,200	$40,581
Argentina (Republic of) 7.00% 2015	$54,260	39,655
		80,236

ENERGY — 0.11%
Gaz Capital SA, Series 13, 6.605% 2018	€6,133	7,710
Gaz Capital SA 8.146% 2018	$19,330	20,538
Gaz Capital SA, Series 9, 6.51% 2022	18,353	17,435
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	6,737	7,461
Gaz Capital SA 7.288% 2037	26,580	25,650
Petroplus Finance Ltd. 6.75% 20144	375	339
		79,133

MATERIALS — 0.09%
CRH America Inc. 6.95% 2012	13,200	14,237
CRH America, Inc. 6.00% 2016	1,260	1,374
CRH America, Inc. 8.125% 2018	15,540	18,546
International Paper Co. 9.375% 2019	14,675	18,444
ArcelorMittal 9.85% 2019	8,000	9,780
		62,381

CONSUMER STAPLES — 0.02%
British American Tobacco International Finance PLC 8.125% 20134	9,000	10,612
CVS Caremark Corp. 6.943% 20307	1,013	1,099
		11,711

Total bonds & notes (cost: $830,705,000)		943,702

Short-term securities — 3.22%

Fannie Mae 0.17%–0.49% due 6/3/2010–4/12/2011	817,900	817,193
Freddie Mac 0.15%–0.34% due 6/8–12/15/2010	428,250	428,000
U.S. Treasury Bills 0.14%–0.335% due 6/3–10/21/2010	208,800	208,734
Straight-A Funding LLC 0.25%–0.26% due 7/12/20104	156,100	156,047
International Bank for Reconstruction and Development 0.16%–0.24% due 6/7–6/29/2010	97,700	97,692
Old Line Funding, LLC 0.21%–0.26% due 6/7–7/13/20104	91,042	91,030
General Electric Co. 0.19% due 6/1/2010	75,000	75,000
GDF SUEZ 0.25% due 6/15/20104	74,300	74,292
Credit Agricole North America, Inc. 0.24%–0.25% due 6/2–6/18/2010	71,600	71,596
Canada Bill 0.25% due 8/19/2010	53,100	53,077
Toronto-Dominion Holdings USA Inc. 0.24% due 6/22/20104	50,000	49,994
Federal Home Loan Bank 0.17%–0.58% due 6/8–6/11/2010	45,100	45,097
Nestlé Capital Corp. 0.31% due 9/14/20104	40,000	39,973
Rabobank USA Financial Corp. 0.19% due 6/1/2010	29,700	29,700
American Honda Finance Corp. 0.23% due 6/18/2010	29,600	29,597
Bank of Nova Scotia 0.295% due 7/22/2010	25,600	25,593
Province of Ontario 0.20% due 6/11/2010	25,000	24,998

Total short-term securities (cost: $2,317,255,000)		2,317,613

Total investment securities (cost: $70,664,064,000)		71,072,333
Other assets less liabilities		794,515

Net assets		$71,866,848

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $5,379,464,000, which represented 7.49% of the net assets of the fund. This amount includes $4,660,065,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.
3Represents an affiliated company as defined under the Investment Company Act of 1940.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $807,648,000, which represented 1.12% of the net assets of the fund.

5Coupon rate may change periodically.
6Scheduled interest and/or principal payment was not received.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros
MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-933-0710O-S25516

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: July 30, 2010

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 30, 2010